INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 885	$ 908
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	500	700
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	357	208
Cellutrack [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 28